LEASE LIABILITIES (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
LEASE LIABILITIES
Opening balance	$ 2,323	$ 1,076
New liabilities and modifications of leases	880	1,670
Lease write off		(15)
Principal repayment	(386)	(408)
Ending balance	2,817	2,323
Current portion	431	329
Non-current portion	2,386	1,994
Expenses related to short term leases	$ 629	$ 339
Lease of assets term	12 months